PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of	As of
	September 30, 2023	September 30, 2022
Property and Buildings	$12,889,450	$11,848,216
Machinery and equipment	17,833,560	18,275,500
Automobiles	285,747	586,630
Office and electric equipment	195,174	191,893
Subtotal	31,203,931	30,902,239
Less: accumulated depreciation	(22,060,348)	(21,916,969)
Property and equipment, net	$9,143,583	$8,985,270

Depreciation expense was $1,077,376, $1,172,644 and $1,145,447 for the years ended September 30, 2023, 2022 and 2021 respectively. Certain properties and equipment have been pledged as collateral under the bank loan agreement as discussed in Note 9.

As of September, 30, 2023 and 2022, Qilian Chengdu made advance payments for property and buildings acquisition for $634,442 and $2,021,330, respectively, which was recorded in prepayments for property and equipment on the consolidated balance sheets.